Loans and financing - Breakdown (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	R$ (212,105)	R$ (84,369)
Non-current portion of non-current borrowings	(778,039)	(617,533)
Working capital
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	(30,787)	(48,468)
Non-current portion of non-current borrowings	R$ (629,265)	(511,613)
Working capital | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.79%
Working capital - Costs [Member]
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	R$ (8,976)	0
Non-current portion of non-current borrowings	(15,271)	0
Working capital - (Resolution 4.131) [Member]
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	(142,665)	0
Non-current portion of non-current borrowings	R$ 0	0
Working capital - (Resolution 4.131) [Member] | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.30%
Working capital - Costs (Resolution 4.131) [Member]
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	R$ (50)	0
Non-current portion of non-current borrowings	0	0
Working capital - Swap (Resolution 4.131) [Member]
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	(17,536)	0
Non-current portion of non-current borrowings	0	0
Investment financing
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	(42,353)	(27,287)
Non-current portion of non-current borrowings	R$ (99,379)	(70,650)
Investment financing | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	11.80%
Financial leases liabilities
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	R$ (22,862)	(8,614)
Non-current portion of non-current borrowings	R$ (64,666)	R$ (35,270)
Financial leases liabilities | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	9.55%